Stockholders' Equity Stockholders' Equity (Stock-Based Compensation Expense Allocation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 43.4	$ 51.2	$ 37.3
Cost of Goods Sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	5.9	5.7	6.8
Marketing and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	32.5	40.8	27.3
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based employee compensation before related tax effects	$ 5.0	$ 4.7	$ 3.2